Related Party Transactions and Balances (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Transactions

During the three and six months period ended January 31, 2021 and 2020, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Three month period ended		Six month period ended
	January 31,		January 31,
	2021	2020	2021	2020

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$10,500	$10,500	$21,000	$21,000
b) Paid or accrued consulting fees to companies controlled by individual directors.	$9,565	$8,425	$19,565	$20,100
c) Paid or accrued wages and consulting fees to directors	$112,394	$142,659	$246,850	$285,545
d) Share based compensation to directors and officers	$-	$-	$-	$-

During the years ended July 31, 2020, 2019 and 2018, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Year ended
	July 31,
	2020	2019	2018

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$42,000	$42,000	$42,000
b) Paid or accrued consulting fees to companies controlled by individual directors.	$56,804	$121,112	$126,000
c) Paid or accrued wages and consulting fees to directors	$541,310	$280,938	$263,365
d) Share based compensation to directors and officers	$-	$-	$207,471